Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

Note 11. Leases

Financing leases

The Company has entered into a finance lease agreement for heavy machinery. The Company’s financing lease does not provide an implicit rate that can be readily determined. Therefore, the Company uses discount rates based on the incremental borrowing rate of its most recent external debt of 8%.

The Company’s remaining lease term relating to its financing lease is 2.92 years, with a weighted-average discount rate of 8.00%.

The Company incurred amortization expense for its financing lease of $19,078 and $1,299 during the years ended December 31, 2023 and 2022, respectively, which was included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. During the years ended December 31, 2023 and 2022, the Company made cash lease payments of $19,078 and $1,522, respectively. At December 31, 2023 and 2022, the financing lease right-of-use asset was $66,613 and $64,416, respectively, and is included in property and equipment, net on the consolidated balance sheets, the current portion of financing lease liability was $16,045 and $14,327, respectively, and the operating lease liability, net of current portion was $34,570 and $48,946, respectively.

Operating leases

In October 2023, the Company entered into a facility lease agreement with an unrelated party for an office and warehouse space located in Bargteheide, Germany. The monthly rental payments due, inclusive of taxes, are $15,356. The lease agreement is for a two-year term expiring September 30, 2025. The Company also entered into a vehicle lease in October 2023, with an unrelated party with monthly payments of €741 for a three-year term expiring in October 2026.

The Company’s operating leases do not provide an implicit rate that can be readily determined. Therefore, the Company uses discount rates based on the incremental borrowing rate of its most recent external debt of 8%.

The Company’s weighted-average remaining lease term relating to its operating leases is 1.84 years, with a weighted-average discount rate of  8.00%.

The Company incurred lease expense for its operating leases of $106,079 and $47,612 during the years ended December 31, 2023 and 2022, respectively, which was included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. During the years ended December 31, 2023 and 2022, the Company made cash lease payments of $106,079 and $47,612, respectively. At December 31, 2023 and 2022, the operating lease right-of-use asset was $287,334 and $62,113, respectively, the current portion of operating lease liability was $153,803 and $62,113, respectively, and the operating lease liability, net of current portion was $133,531 and $0, respectively.

The following table presents information about the future maturity of the lease liabilities under the Company’s operating and financing leases as of December 31, 2023.

Maturity of Lease Liabilities	Operating lease liabilities	Finance lease liability	Total Amount
2024	$171,074	$19,515	$190,589
2025	130,759	19,515	150,275
2026	8,179	17,889	26,068
2027	—	—	—
Total future minimum lease payments	310,013	56,918	366,931
Less: Imputed interest	(22,678)	(6,302)	(28,981)
Present value of lease liabilities	$287,334	$50,616	$337,950
Remaining lease term (in years)	1.84	2.92